Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of detailed information on personnel expenses

	December 31, 2020	December 31, 2019
Salaries and employee benefits	$63,392	$53,432
Share-based compensation (note 20)	6,228	3,391
	$69,620	$56,823